Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	YY Group Holding Limited
Trading Symbol	YYGH
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	33,300,000
Amendment Flag	false
Entity Central Index Key	0001985337
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-42026
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	60 Paya Lebar Road
Entity Address, City or Town	Paya Lebar Square
Entity Address, Country	SG
Entity Address, Postal Zip Code	409051
Title of 12(b) Security	Class A Ordinary shares, no par value
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	5395
Auditor Name	Marcum Asia CPAs LLP
Auditor Location	New York, New York
Business Contact
Document Information Line Items
Entity Address, Address Line One	60 Paya Lebar Road
Entity Address, City or Town	Paya Lebar Square
Entity Address, Country	SG
Entity Address, Postal Zip Code	409051
Contact Personnel Name	Jason Phua
Contact Personnel Email Address	jason.phua@yygroupholding.com
City Area Code	+65
Local Phone Number	9842 0085